Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
NONCURRENT ASSETS
Property and equipment, net	¥ 1,146	¥ 1,006
Intangible assets, net	4	6
Right-of-use assets, net		469
Loan receivable	36,780
Note receivable	49,340
Total noncurrent assets	87,270	1,481
CURRENT ASSETS
VAT receivables		142
Other receivables and prepayments	20,380	19,180
Available-for-sale financial assets	700	8,523
Due from related parties	9,344
Restricted cash		2,069
Cash and bank balances	3,808	3,936
Total current assets	34,232	33,850
Assets classified as held for sale		74,675
Total assets	121,502	110,006
CURRENT LIABILITIES
Trade payables		3,079
Accrued liabilities and other payables	1,532	799
Unearned revenue	192
Amounts owed to related parties	553	1,291
Note payable	7,597
Lease liabilities		328
Taxes payable	1,993	582
Total current liabilities	11,867	6,079
NET CURRENT ASSETS	22,365	27,771
NONCURRENT LIABILITIES
Lease liabilities		157
Note payable	7,394	8,775
Total noncurrent liabilities	7,394	8,932
Liabilities directly associated with assets classified as held for sale		88,530
Total liabilities	19,261	103,541
NET ASSETS	102,241	6,465
EQUITY
Reserves	96,942	1,047
Noncontrolling interest	5,299	5,418
Total equity	¥ 102,241	¥ 6,465